UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Mandana Hedayat, CFA
Title:	CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Mandana Hedayat		Los Angeles, CA		May 12, 2009

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	$58,868
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

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--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------

ADVANCED CELL TECHNOLOGY INC	  COM	  00752K105	  56 	  531,205    SH		Sole		    531,205
ARADIGM CORPORATION	          COM	  038505301	 210 	1,557,907    SH		Sole		  1,557,907
ARIAD PHARMACEUTICALS INC	  COM	  04033A100	 266 	  223,247    SH		Sole		    223,247
AVI BIOPHARMA INC	          COM	  002346104	 285 	  431,100    SH		Sole		    431,100
CADENCE PHARMACEUTICALS INC	  COM	  12738T100    4,080 	  434,978    SH		Sole		    434,978
CARDICA INC	                  COM	  14141R101  	  58 	   20,000    SH		Sole		     20,000
CARDIOME PHARMA CORP	          COM	  14159U202    1,157 	  395,000    SH		Sole		    395,000
CYPRESS BIOSCIENCES INC	          COM	  232674507	 867 	  122,000    SH		Sole		    122,000
CYTOKINETICS INC	          COM	  23282W100    2,730 	1,605,967    SH		Sole		  1,605,967
GILEAD SCIENCES INC	          COM	  375558103    4,717 	  101,840    SH		Sole		    101,840
GIVEN IMAGING LTD	          COM	  M52020100	 405 	   57,300    SH		Sole		     57,300
IDENIX PHARMACEUTICALS INC	  COM	  45166R204	 165 	   53,600    SH		Sole		     53,600
INSPIRE PHARMACEUTICALS INC	  COM	  457733103	 424 	  104,530    SH		Sole		    104,530
INSULET CORPORATION	          COM	  45784P101    2,674 	  652,200    SH		Sole		    652,200
INTUITIVE SURGICAL INC	          COM	  46120E602    3,814 	   40,000    SH		Sole		     40,000
ISIS PHARMACEUTICALS INC	  COM	  464330109   12,272 	  817,577    SH		Sole		    817,577
MEDAREX INC	                  COM	  583916101    1,015 	  197,800    SH		Sole		    197,800
MICROMET INC	                  COM	  59509C105    3,370    1,066,494    SH		Sole	          1,066,494
MICRUS ENDOVASCULAR	          COM	  59518V102	 287 	   48,000    SH		Sole		     48,000
NATUS MEDICAL INC DEL	          COM	  639050103	 427 	   50,200    SH		Sole		     50,200
NEUROCRINE BIOSCIENCES INC	  COM	  64125C109	 970 	  273,100    SH		Sole		    273,100
ONYX PHARMACEUTICALS INC	  COM	  683399109	 528 	   18,500    SH		Sole		     18,500
POZEN INC	                  COM	  73941U102    6,030 	  985,219    SH		Sole		    985,219
RIGEL PHARMACEUTICALS INC	  COM	  766559603	 614 	  100,000    SH		Sole		    100,000
SAVIENT PHARMACEUTICALS	          COM	  80517Q100    2,438 	  492,579    SH		Sole		    492,579
SEATTLE GENETICS INC	          COM	  812578102	 986 	  100,000    SH		Sole		    100,000
SEQUENOM INC	                  COM	  817337405    2,636 	  185,400    SH		Sole		    185,400
UNITED THERAPEUTICS CORP DEL	  COM	  91307C102    5,386   	   81,500    SH		Sole		     81,500



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